                                             Institutional Funds Classes E and I
                                                     Institutional Funds Class Y
                                                        LifePoints Funds Class C
                                                        LifePoints Funds Class D
                                                LifePoints Funds Classes E and S
                                                           Russell Funds Class C
                                                   Russell Funds Classes E and S


                        FRANK RUSSELL INVESTMENT COMPANY
                      Supplement dated October 24, 2002 to
                        PROSPECTUSES DATED MARCH 1, 2002
                   As Supplemented through September 10, 2002


I. The following information restates the Annual Fund Operating Expenses for Class S Shares of the following Funds and their accompanying footnotes in the Institutional Funds Classes E and I and Institutional Funds Class Y
     Prospectuses:

                         Annual Fund Operating Expenses
                  (expenses that are deducted from Fund assets)
                                (% of net assets)



                                                 Other Expenses
                                                   (including
                                                  Administrative     Total Gross
                                                    Fees and        Annual Fund    Fee Waivers        Total Net
                                      Advisory     Shareholder       Operating     and Expense       Annual Fund
                                        Fee       Servicing Fees)     Expenses   Reimbursements#  Operating Expenses
                                       -----    ----------------   ------------- ---------------  ------------------
Class S Shares
   Real Estate Securities Fund#         0.80%        0.37%           1.17%           0.00%              1.17%
   Emerging Markets Fund                1.15%        0.93%           2.08%           0.00%              2.08%
   Short Term Bond Fund#                0.45%        0.21%           0.66%          (0.14)%             0.52%


# For the Short Term Bond Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2003, up to the full amount of its 0.50% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed 0.47% of average daily net assets of that Fund on an annual basis. Fund-level expenses for the Short Term Bond Fund do not include administrative fees, 12b-1 fees or shareholder servicing fees.

     For the Real Estate Securities Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2003, up to the full amount of its transfer agency fees to the extent transfer agency fees for this Class exceed 0.24% of the average daily net assets of this Class on an annual basis.

II. The following information restates the "Example" section for Class S Shares of the following Funds in the Institutional Funds Classes E and I
     Prospectus:

Example

      This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

      The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the three, five and ten year periods does not take into account the effect of any current fee waivers contractually agreed to by FRIMCo through February 28, 2003.

     Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                              1 Year      3 Years      5 Years     10 Years
                                            ----------  ----------   -----------  -----------
Class S Shares
   Real Estate Securities Fund                 $ 119       $ 372      $   644     $ 1,420
   Emerging Markets Fund                         211         652        1,119       2,411
   Short Term Bond Fund                           53         197          354         810


III. The following information restates the section entitled "Money Manager Information" for the Diversified Equity and Equity I Funds in their entirety in each of the Frank Russell Investment Company Prospectuses listed above:

                            MONEY MANAGER INFORMATION

                             Diversified Equity Fund

     Alliance Capital Management L.P. through its Bernstein Investment Research and Management Unit, 1345 Avenue of the Americas, New York, NY 10105.
     Barclays Global Fund Advisors, 45 Fremont Street, San Francisco, CA 94105. Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650,
Florham Park, NJ 07932-0650.
     Marsico Capital Management, LLC, 1200 17th Street, Suite 1300, Denver, CO 80202.
     MFS Institutional Advisors, Inc., 500 Boylston Street, Boston, MA
02116-3741.
     Montag & Caldwell, Inc., 3455 Peachtree Road, NE, Suite 1200, Atlanta, GA 30326-3248.
     Peachtree Asset Management, One Peachtree Center, Suite 4500, 303 Peachtree Street N.E., Atlanta, GA 30308.
     Strong Capital Management, Inc., 100 Heritage Reserve, Menomonee Falls, WI 53051.
     Suffolk Capital Management, LLC, 1633 Broadway, 40th Floor, New York, NY 10019.
     Turner Investment Partners, Inc., 1235 Westlakes Drive, Suite 350, Berwin, PA 19312-2414.
     Westpeak Global Advisors, L.P., 1470 Walnut Street, Boulder, CO 80302.

                                  Equity I Fund

     Alliance Capital Management L.P. through its Bernstein Investment Research and Management Unit, 1345 Avenue of the Americas, New York, NY 10105.
     Barclays Global Fund Advisors, 45 Fremont Street, San Francisco, CA 94105. Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650,
Florham Park, NJ 07932-0650.
     Marsico Capital Management, LLC, 1200 17th Street, Suite 1300, Denver, CO 80202.
     MFS Institutional Advisors, Inc., 500 Boylston Street, Boston, MA
02116-3741.
     Montag & Caldwell, Inc., 3455 Peachtree Road, NE, Suite 1200, Atlanta, GA 30326-3248.
     Peachtree Asset Management, One Peachtree Center, Suite 4500, 303 Peachtree Street N.E., Atlanta, GA 30308.
     Strong Capital Management, Inc., 100 Heritage Reserve, Menomonee Falls, WI 53051.
     Suffolk Capital Management, LLC, 1633 Broadway, 40th Floor, New York, NY 10019.
     Turner Investment Partners, Inc., 1235 Westlakes Drive, Suite 350, Berwin, PA 19312-2414.
     Westpeak Global Advisors, L.P., 1470 Walnut Street, Boulder, CO 80302.

IV. The following information restates the paragraph just prior to the section entitled "Example" in its entirety in the Russell Funds Classes E and S and Russell Funds Class C Prospectuses:

     In addition to the advisory and administrative fees payable by the Funds to FRIMCo, each Fund that invests its uninvested cash balances or collateral received in securities lending transactions in one or more of FRIC's money market funds pursuant to the terms and conditions of an exemptive order will bear indirectly a proportionate share of that money market fund's operating expenses, which include the advisory and administrative fees that such money market fund pays to FRIMCo. Currently, the uninvested cash balances and collateral for all Funds are invested in FRIC's Money Market Fund or Tax Free Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to FRIMCo on the uninvested cash balances and collateral invested in these funds is 0.10% (net of fee waivers and reimbursements).

                        FRANK RUSSELL INVESTMENT COMPANY
                        Supplement Dated October 24, 2002
                   To the Statement of Additional Information
                               Dated March 1, 2002
                   As Supplemented through September 10, 2002

I. The following restates the chart contained on the cover page of this Statement of Additional Information:

     As of the date of this Statement, FRIC is comprised of the following Funds, each of which commenced operations on the date indicated:

Fund                                                Fund Inception Date           Prospectus Date

Equity I                                            October 15, 1981              March 1, 2002**
Equity II                                           December 28, 1981             March 1, 2002**
Equity III                                          November 27, 1981             March 1, 2002**
Equity Q                                            May 29, 1987                  March 1, 2002**
Tax-Managed Large Cap/1/                            October 7, 1996               March 1, 2002**
Tax-Managed Mid & Small Cap                         December 1, 1999              March 1, 2002**
  (formerly Tax-Managed Small Cap)
International                                       January 31, 1983              March 1, 2002**
Emerging Markets                                    January 29, 1993              March 1, 2002**
Fixed Income I                                      October 15, 1981              March 1, 2002**
Fixed Income III                                    January 29, 1993              March 1, 2002**
Money Market                                        October 15, 1981              March 1, 2002*
Diversified Equity                                  September 5, 1985             March 1, 2002**
Special Growth                                      September 5, 1985             March 1, 2002**
Equity Income                                       September 5, 1985             March 1, 2002**
Quantitative Equity                                 May 15, 1987                  March 1, 2002**
International Securities                            September 5, 1985             March 1, 2002**
Real Estate Securities                              July 28, 1989                 March 1, 2002**
Diversified Bond                                    September 5, 1985             March 1, 2002**
Short Term Bond/2/                                  October 30, 1981              March 1, 2002**
Multistrategy Bond                                  January 29, 1993              March 1, 2002**
Tax Exempt Bond/3/                                  September 5, 1985             March 1, 2002**
U.S. Government Money Market                        September 5, 1985             March 1, 2002*
Tax Free Money Market                               May 8, 1987                   March 1, 2002*
Select Growth                                       January 31, 2001              March 1, 2002**
Select Value                                        January 31, 2001              March 1, 2002**

---------------------------
/1/ On or about December 1, 1999, the Equity T Fund was renamed the Tax-Managed Large Cap Fund.
/2/ On or about April 27, 1998, the Volatility Constrained Bond Fund merged into the Fixed Income II Fund. On or about November 9, 1998, the Fixed Income II Fund was renamed the Short Term Bond Fund.
/3/ On or about November 9, 1998, the Limited Volatility Tax Free Fund was renamed the Tax Exempt Bond Fund.
*    As supplemented through September 10, 2002.
**   As supplemented through October 24, 2002.

II. The following restates, in its entirety, the second full paragraph on page 16 of the Frank Russell Investment Company Statement of Additional
     Information:

     In addition to the advisory and administrative fees payable by the Funds to FRIMCo, each Fund that invests its uninvested cash balances or collateral received in securities lending transactions in one or more of FRIC's money market funds pursuant to the terms and conditions of an exemptive order will bear indirectly a proportionate share of that money market fund's operating expenses, which include the advisory and administrative fees that such money market fund pays to FRIMCo. Currently, the uninvested cash balances and collateral for all Funds are invested in FRIC's Money Market Fund or Tax Free Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to FRIMCo on the uninvested cash balances and collateral invested in these funds is 0.10% (net of fee waivers and reimbursements).

III. The following restates the section entitled "Code of Ethics" in its entirety in the Frank Russell Investment Company Statement of Additional
     Information:

CODES OF ETHICS. FRIC, FRIMCo and the Distributor have each adopted a Code of Ethics as required under SEC Rule 17j-1. These Codes permit personnel subject to the Codes to invest in securities, which may include securities in which the Funds can invest. Personal investments are subject to the regulatory and disclosure provisions of the respective Codes. In addition, each Money Manager has adopted a Code of Ethics under Rule 17j-1. The table below indicates whether each Money Manager's Code of Ethics permits personnel covered by the Code to invest in securities and, where appropriate, to invest in securities in which a Fund advised by that Money Manager may invest.


-------------------------------------------------------------------------------------------------------------------------------
                                                                                                       Does the code contain
                                      Personal investing       Are investments in securities owned      all of the required
         MONEY MANAGER                     allowed?             by the advised sub-trust allowed?      Rule 17j-1 provisions?
-------------------------------------------------------------------------------------------------------------------------------
AEW Management and Advisors,      Yes                         No                                      Yes
L.P.
-------------------------------------------------------------------------------------------------------------------------------
Alliance Capital Management       Yes                         Yes, but not in securities with         Yes
L.P. through its Bernstein                                    pending or possible client buy or
Investment Research and                                       sell orders
Management Unit
-------------------------------------------------------------------------------------------------------------------------------
AQR Capital Management, LLC       Yes                         Yes, but not in securities on a         Yes
                                                              restricted list
-------------------------------------------------------------------------------------------------------------------------------
Barclays Global Fund Advisors     Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders and certain blackouts
                                                              apply to securities of Barclays PLC
                                                              and securities underwritten by
                                                              Barclays affiliates
-------------------------------------------------------------------------------------------------------------------------------
BlackRock Financial Management,   Yes                         Yes, but not in securities with         Yes
Inc.                                                          pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
The Boston Company Asset          Yes                         Yes, but not in securities with         Yes
Management, LLC                                               pending or possible client buy or
                                                              sell orders, also, certain persons
                                                              may not purchase securities issued by
                                                              financial services organizations
-------------------------------------------------------------------------------------------------------------------------------
Brandywine Asset Management,      Yes                         Yes, but not in securities with         Yes
Inc.                                                          pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
Capital International, Inc.       Yes                         Yes                                     Yes
-------------------------------------------------------------------------------------------------------------------------------
CapitalWorks Investment           Yes                         Yes, but not in securities with         Yes
Partners, LLC                                                 pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
David J. Greene and Company, LLC  Yes                         Yes                                     Yes
-------------------------------------------------------------------------------------------------------------------------------
Delaware International Advisers   Yes                         Yes, but not in securities with         Yes
Limited                                                       pending or possible client buy or
                                                              sell orders
--------------------------------------------------------------------------------------------------------------------------------
Delaware Management Company, a    Yes                         Yes, but not in securities with         Yes
series of Delaware Management                                 pending or possible client buy or
Business Trust                                                sell orders

-------------------------------------------------------------------------------------------------------------------------------
Delphi Management, Inc.           Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
DePrince, Race & Zollo, Inc.      Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
Driehaus Capital Management,      Yes                         Yes, but not in securities with         Yes
Inc.                                                          pending or possible client buy or
                                                              sell orders unless the order is
                                                              bunched with the client's, the
                                                              client is able to fully complete its
                                                              own order, and the order receives the
                                                              average price for that day
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
Fidelity Management and           Yes                           Yes, but cannot purchase closed-end     Yes
Research Company                                                funds for which Fidelity performs
                                                                pricing and bookkeeping, securities
                                                                of certain broker-dealers or
                                                                interests in hedge funds and
                                                                investment clubs
-------------------------------------------------------------------------------------------------------------------------------
Foreign & Colonial Emerging       Yes                           Yes, cannot purchase securities on a    Yes
Markets Limited                                                 restricted list
-------------------------------------------------------------------------------------------------------------------------------
Frank Russell Investment          Yes                           Yes, but not in securities with         Yes
Management Company                                              pending or possible client buy or
                                                                sell orders
-------------------------------------------------------------------------------------------------------------------------------
Franklin Portfolio Associates     Yes                           Yes, but not in securities with         Yes
LLC                                                             pending or possible client buy or
                                                                sell orders, also, certain persons
                                                                may not invest in securities of
                                                                financial services organizations
-------------------------------------------------------------------------------------------------------------------------------
Fuller & Thaler Asset             Yes                           Yes, but not in securities with         Yes
Management, Inc.                                                pending or possible client buy or
                                                                sell orders
-------------------------------------------------------------------------------------------------------------------------------
Geewax, Terker & Company          Yes                           Yes, but not in securities with         Yes
                                                                pending or possible client buy or
                                                                sell orders
-------------------------------------------------------------------------------------------------------------------------------
Genesis Asset Managers Limited    Yes                           Yes, but not in securities with         Yes
                                                                pending or possible client buy or
                                                                sell orders
-------------------------------------------------------------------------------------------------------------------------------
GlobeFlex Capital, L.P.           Yes                           Yes, but not in securities with         Yes
                                                                pending or possible client buy or
                                                                sell orders
-------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Asset Management    Yes                           Yes, but not in securities with         Yes
                                                                pending or possible client buy or
                                                                sell orders
-------------------------------------------------------------------------------------------------------------------------------
Iridian Asset Management LLC      Yes                           Yes, but not in securities with         Yes
                                                                pending or possible client buy or
                                                                sell orders
-------------------------------------------------------------------------------------------------------------------------------
Jacobs Levy Equity Management,    Yes                           Yes, but not in securities with         Yes
Inc.                                                            pending or possible client buy or
                                                                sell orders
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Investment            Yes                           Yes, but not in securities with         Yes
Management Inc.                                                 pending or possible client buy or
                                                                sell orders
-------------------------------------------------------------------------------------------------------------------------------
Lincoln Capital Management        Yes                           Yes, but not in securities with         Yes
Company                                                         pending or possible client buy or
                                                                sell orders
-------------------------------------------------------------------------------------------------------------------------------
Marsico Capital Management        Severely restricts personal   No                                      Yes
Company, LLC                      trading except for certain
                                  specific transactions such
                                  as the purchase of mutual
                                  fund shares, commercial
                                  paper, etc.

-------------------------------------------------------------------------------------------------------------------------------
Marvin & Palmer Associates, Inc.  Yes                           Yes                                     Yes
-------------------------------------------------------------------------------------------------------------------------------
Mastholm Asset Management, LLC    Yes                           Yes, but not in securities with         Yes
                                                                pending or possible client buy or
                                                                sell orders
-------------------------------------------------------------------------------------------------------------------------------
Merganser Capital Management      Yes                           Yes, but may not enter into             Yes
L.P.                                                            transactions that may result in
                                                                conflicts of interest with clients
-------------------------------------------------------------------------------------------------------------------------------
MFS Institutional Advisors, Inc.  Yes                           Yes, but not in securities with         Yes
                                                                pending or possible client buy or
                                                                sell orders
-------------------------------------------------------------------------------------------------------------------------------
Montag & Caldwell, Inc.           Yes                           Yes, but not in securities on a         Yes
                                                                restricted stock list
-------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Investments, LP    Yes                           Yes, but not in securities with         Yes
                                                                pending or possible client buy or
                                                                sell orders
-------------------------------------------------------------------------------------------------------------------------------
Nicholas-Applegate Capital        Yes                           Yes, but not in securities with         Yes
Management                                                      pending or possible client buy or
                                                                sell orders
-------------------------------------------------------------------------------------------------------------------------------
Oechsle International Advisors,   Yes                           Yes, but not in securities with         Yes
LLC                                                             pending or possible client buy or
                                                                sell orders
-------------------------------------------------------------------------------------------------------------------------------
Pacific Investment Management     Yes, but must use a           Yes, but not in securities with         Yes
Company                           registered broker for         pending or possible client buy or
                                  transactions in publicly      sell orders
                                  traded securities
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
Peachtree Asset Management        Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
RREEF America L.L.C.              Yes                         Yes, but transactions in securities     Yes
                                                              with pending or possible client buy
                                                              or sell orders require prior approval
-------------------------------------------------------------------------------------------------------------------------------
Schroder Investment Management    Yes                         Yes, except cannot purchase             Yes
North America Limited                                         securities on a restricted list
-------------------------------------------------------------------------------------------------------------------------------
Security Capital Research &       Yes                         Yes, but not in securities with         Yes
Management Incorporated                                       pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
Sirach Capital Management, Inc.   Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
Standish Mellon Asset             Yes                         Yes, subject to blackout periods,       Yes
Management                                                    however, transactions in securities
                                                              on a restricted list, transactions in
                                                              securities of financial services
                                                              organizations and margin and option
                                                              transactions are prohibited
-------------------------------------------------------------------------------------------------------------------------------
STW Fixed Income Management       Yes                         Yes, but not in securities with         Yes
Ltd.                                                          pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
Strong Capital Management, Inc.   Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
Suffolk Capital Management, LLC   Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders or in securities of which
                                                              10% or more are held in portfolios
                                                              managed by Suffolk
-------------------------------------------------------------------------------------------------------------------------------
Systematic Financial              Yes                         Yes, but not in securities with         Yes
Management, L.P.                                              pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
TCW Investment Management         Yes                         Yes, but not in securities with         Yes
Company                                                       pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
TimesSquare Capital Management,   Yes                         Yes, but not in securities with         Yes
Inc.                                                          pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
Turner Investment Partners, Inc.  Yes                         Yes, but not in securities in which     Yes
                                                              the adviser has a long or short
                                                              position or with pending or possible
                                                              client buy or sell orders
-------------------------------------------------------------------------------------------------------------------------------
Weiss, Peck & Greer, LLC          Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
Westpeak Global Advisors, L.P.    Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------

IV. The following restates the section entitled "Uninvested Cash Balances" in its entirety in the Frank Russell Investment Company Statement of Additional Information:

     UNINVESTED CASH BALANCES. Each Fund (except the Money Market, U.S. Government Money Market and Tax Free Money Market Funds), and its money managers, may elect to invest the Fund's uninvested cash balances in one or more of FRIC's money market funds. Pursuant to exemptive relief from the SEC, any investment of uninvested cash balances in affiliated money market funds will not exceed 25% of the investing Fund's total assets. Those money market funds seek to maximize current income to the extent consistent with the preservation of capital and liquidity, and the maintenance of a stable $1.00 per share net asset value by investing solely in short-term money market instruments. The Funds will invest uninvested cash balances in one or more of FRIC's money market funds only so long as it does not adversely affect the portfolio management and operations of the money market funds and FRIC's other Funds. Those money market funds, and the Funds investing in them, treat such investments as the purchase and redemption of the money market funds' Shares. Any Fund investing in a money market fund pursuant to this procedure participates equally on a pro rata basis in all income, capital gains, and net assets of the money market fund, and will have all rights and obligations of a shareholder as provided in FRIC's Master Trust Agreement, including voting rights. However, Shares of a money market fund issued to other Funds will be voted by the Trustees in the same proportion as the Shares of the money market fund that are held by shareholders that are not Funds. In addition to the advisory and administrative fees payable by the Funds to FRIMCo, each Fund that invests its uninvested cash balances in one or more of FRIC's money market funds pursuant to the terms and conditions of an exemptive order will bear indirectly a proportionate share of that money market fund's operating expenses, which include the advisory and administrative fees that such money market fund pays to FRIMCo. Currently, the uninvested cash balances for all Funds are invested in FRIC's Money Market Fund or Tax Free Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to FRIMCo on the uninvested cash balances and collateral invested in these funds is 0.10% (net of fee waivers and reimbursements). The SEC exemptive order requires that the Funds' Board determine that the advisory fees incurred in connection with the investment of uninvested cash balances in affiliated money market funds are not for duplicative services.

V. The following restates the first paragraph of the section entitled "Lending Portfolio Securities" in its entirety under the "Certain Investments" section of the Frank Russell Investment Company Statement of Additional
     Information:

     LENDING PORTFOLIO SECURITIES. Cash collateral received by a Fund when it lends its portfolio securities is invested in high-quality short-term debt instruments, short-term bank collective investment and money market mutual funds (including money market funds advised by FRIMCo for which FRIMCo receives a 0.10% advisory and administrative fee, net of fee waivers and reimbursements for all Funds) and other investments meeting certain quality and maturity established by the Funds. Income generated from the investment of the cash collateral is first used to pay the rebate interest cost to the borrower of the securities then to pay for lending transaction costs, and then the remainder is divided between the Fund and the lending agent.

VI. The following restates the section entitled "Money Manager Information" for the Diversified Equity and Equity I Funds in their entirety in the Frank Russell Investment Company Statement of Additional Information:

                            MONEY MANAGER INFORMATION

                             DIVERSIFIED EQUITY FUND

     Alliance Capital Management L.P., through its Bernstein Investment Research and Management Unit, is a limited partnership the majority ownership interests in which are held by its affiliates. Alliance Capital Management Holding L.P., a publicly traded partnership, owns approximately 30% of the units representing limited partnership interests in Alliance Capital Management L.P. AXA Financial, Inc. owns approximately 2% of the outstanding units of Alliance Capital Management Holding L.P. and approximately 52% of the outstanding units of Alliance Capital Management L.P., representing an approximate 53% economic interest in Alliance Capital Management L.P. AXA Financial, Inc. is a wholly-owned subsidiary of AXA, a publicly traded financial services organization. AXA Financial, Inc.'s indirect wholly-owned subsidiary, Alliance Capital Management Corporation, is the general partner of Alliance Capital Management L.P. and Alliance Capital Management Holding L.P.

     Barclays Global Fund Advisors is a wholly-owned subsidiary of Barclays Global Investors, N.A.

     Jacobs Levy Equity Management, Inc. is owned by Bruce Jacobs and Kenneth Levy.

     Marsico Capital Management, LLC is owned 100% by Bank of America, N.A. which in turn is a wholly owned subsidiary of Bank of America Corporation, a publicly traded corporation.

     MFS Institutional Advisors, Inc. is a subsidiary of Massachusetts Financial Services Company and is an indirect wholly owned subsidiary of Sun Life Assurance Company of Canada, which is owned by Sun Life Financial Services of Canada, Inc., a publicly traded company.

     Montag & Caldwell, Inc. is a wholly-owned subsidiary of ABN AMRO Holdings N.V., a publicly traded company. Other entities in the corporate chain of control include ABN AMRO Bank N.V., ABN AMRO North America Holding Company, and Montag & Caldwell's parent company, ABN AMRO Asset Management Holdings, Inc.

     Peachtree Asset Management is a division of Smith Barney Fund Management LLC. Smith Barney Fund Management LLC is 100% owned by Salomon Smith Barney Holdings, Inc. which is a wholly owned subsidiary of Citigroup Inc.

     Strong Capital Management, Inc. is a corporation controlled by Richard S. Strong.

     Suffolk Capital Management, LLC, is a wholly-owned subsidiary of Ohio National Financial Services, Inc. Ohio National Financial Services, Inc. is wholly-owned by Ohio National Mutual Holdings, Inc. which, in turn, is wholly-owned by the policyholders of The Ohio National Life Insurance Company.

     Turner Investment Partners, Inc. is a corporation controlled by Robert E. Turner.

     Westpeak Global Advisors, L.P. ("Westpeak") is a limited partnership that is a subsidiary of CDC IXIS Asset Management North America, L.P., Boston, Massachusetts, which itself is a subsidiary of CDC IXIS Asset Management, Paris, France ("CDC IXIS AM"). CDC IXIS AM is part of the Caisse des Depots et Consignations Group, Paris, France.

                                  EQUITY I FUND

     Alliance Capital Management L.P., through its Bernstein Investment Research and Management Unit, is a limited partnership the majority ownership interests in which are held by its affiliates. Alliance Capital Management Holding L.P., a publicly traded partnership, owns approximately 30% of the units representing limited partnership interests in Alliance Capital Management L.P. AXA Financial, Inc. owns approximately 2% of the outstanding units of Alliance Capital Management Holding L.P. and approximately 52% of the outstanding units of Alliance Capital Management L.P., representing an approximate 53% economic interest in Alliance Capital Management L.P. AXA Financial, Inc. is a wholly-owned subsidiary of AXA, a publicly traded financial services organization. AXA Financial, Inc.'s indirect wholly-owned subsidiary, Alliance Capital Management Corporation, is the general partner of Alliance Capital Management L.P. and Alliance Capital Management Holding L.P.

     Barclays Global Fund Advisors is a wholly-owned subsidiary of Barclays Global Investors, N.A.

     Jacobs Levy Equity Management, Inc. is owned by Bruce Jacobs and Kenneth Levy.

     Marsico Capital Management, LLC is owned 100% by Bank of America, N.A. which in turn is a wholly owned subsidiary of Bank of America Corporation, a publicly traded corporation.

     MFS Institutional Advisors, Inc. is a subsidiary of Massachusetts Financial Services Company and is an indirect wholly owned subsidiary of Sun Life Assurance Company of Canada, which is owned by Sun Life Financial Services of Canada, Inc., a publicly traded company.

     Montag & Caldwell, Inc. is a wholly-owned subsidiary of ABN AMRO Holdings N.V., a publicly traded company. Other entities in the corporate chain of control include ABN AMRO Bank N.V., ABN AMRO North America Holding Company, and Montag & Caldwell's parent company, ABN AMRO Asset Management Holdings, Inc.

     Peachtree Asset Management is a division of Smith Barney Fund Management LLC. Smith Barney Fund Management LLC is 100% owned by Salomon Smith Barney Holdings, Inc. which is a wholly owned subsidiary of Citigroup Inc.

     Strong Capital Management, Inc. is a corporation controlled by Richard S. Strong.

     Suffolk Capital Management, LLC, is a wholly-owned subsidiary of Ohio National Financial Services, Inc. Ohio National Financial Services, Inc. is wholly-owned by Ohio National Mutual Holdings, Inc. which, in turn, is wholly-owned by the policyholders of The Ohio National Life Insurance Company.

     Turner Investment Partners, Inc. is a corporation controlled by Robert E. Turner.

     Westpeak Global Advisors, L.P. ("Westpeak") is a limited partnership that is a subsidiary of CDC IXIS Asset Management North America, L.P., Boston, Massachusetts, which itself is a subsidiary of CDC IXIS Asset Management, Paris, France ("CDC IXIS AM"). CDC IXIS AM is part of the Caisse des Depots et Consignations Group, Paris, France.

                        FRANK RUSSELL INVESTMENT COMPANY
                        Supplement Dated October 24, 2002
                   To the Statement of Additional Information
                                 (Fund of Funds)
                               Dated March 1, 2002
                   As Supplemented through September 10, 2002

I. The following restates the chart contained on the cover page of this Statement of Additional Information:

FUND                                INCEPTION DATE              PROSPECTUS DATE
                                    --------------              ---------------
Equity Aggressive Strategy*         September 30, 1997          March 1, 2002**
Aggressive Strategy                 September 16, 1997          March 1, 2002**
Balanced Strategy                   September 16, 1997          March 1, 2002**
Moderate Strategy                   October 2, 1997             March 1, 2002**
Conservative Strategy               November 7, 1997            March 1, 2002**
Tax-Managed Global Equity           February 1, 2000            March 1, 2002**

* On or about April 26, 1999, the Equity Balanced Strategy Fund was renamed the Equity Aggressive Strategy Fund.
**   As Supplemented through October 24, 2002.

II. The following restates the section entitled "Code of Ethics" in its entirety in the Frank Russell Investment Company Statement of Additional Information for the Fund of Funds:

CODES OF ETHICS. FRIC, FRIMCo and the Distributor have each adopted a Code of Ethics as required under SEC Rule 17j-1. These Codes permit personnel subject to the Codes to invest in securities, which may include securities in which the Funds can invest. Personal investments are subject to the regulatory and disclosure provisions of the respective Codes. In addition, each Money Manager has adopted a Code of Ethics under Rule 17j-1. The table below indicates whether each Money Manager's Code of Ethics permits personnel covered by the Code to invest in securities and, where appropriate, to invest in securities in which a Fund advised by that Money Manager may invest.

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                       Does the code contain
                                                                                                        all of the required
                                     Personal investing       Are investments in securities owned           Rule 17j-1
         MONEY MANAGER                    allowed?             by the advised sub-trust allowed?            provisions?
-------------------------------------------------------------------------------------------------------------------------------
AEW Management and                Yes                       No                                        Yes
Advisors, L.P.
-------------------------------------------------------------------------------------------------------------------------------
Alliance Capital                  Yes                       Yes, but not in securities with           Yes
Management L.P. through                                     pending or possible client buy or
its Bernstein Investment                                    sell orders
Research and Management
Unit
-------------------------------------------------------------------------------------------------------------------------------
AQR Capital Management,           Yes                       Yes, but not in securities on a           Yes
LLC                                                         restricted list
-------------------------------------------------------------------------------------------------------------------------------
Barclays Global Fund              Yes                       Yes, but not in securities with           Yes
Advisors                                                    pending or possible client buy or
                                                            sell orders and certain blackouts
                                                            apply to securities of Barclays PLC
                                                            and securities underwritten by
                                                            Barclays affiliates
-------------------------------------------------------------------------------------------------------------------------------
BlackRock Financial               Yes                       Yes, but not in securities with           Yes
Management, Inc.                                            pending or possible client buy or
                                                            sell orders
-------------------------------------------------------------------------------------------------------------------------------
The Boston Company Asset          Yes                       Yes, but not in securities with           Yes
Management, LLC                                             pending or possible client buy or
                                                            sell orders, also, certain persons
                                                            may not purchase securities issued by
                                                            financial services organizations
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
Brandywine Asset                Yes                           Yes, but not in securities with         Yes
Management, Inc.                                              pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
Capital International, Inc.     Yes                           Yes                                     Yes
-------------------------------------------------------------------------------------------------------------------------------
CapitalWorks Investment         Yes                           Yes, but not in securities with         Yes
Partners, LLC                                                 pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
David J. Greene and Company,    Yes                           Yes                                     Yes
LLC
-------------------------------------------------------------------------------------------------------------------------------
Delaware International          Yes                           Yes, but not in securities with         Yes
Advisers Limited                                              pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
Delaware Management             Yes                           Yes, but not in securities with         Yes
Company, a series of                                          pending or possible client buy or
Delaware Management                                           sell orders
Business Trust
-------------------------------------------------------------------------------------------------------------------------------
Delphi Management, Inc.         Yes                           Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
DePrince, Race & Zollo, Inc.    Yes                           Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
Driehaus Capital Management,    Yes                           Yes, but not in securities with         Yes
Inc.                                                          pending or possible client buy or
                                                              sell orders unless the order is
                                                              bunched with the client's, the client
                                                              is able to fully complete its own
                                                              order, and the order receives the
                                                              average price for that day
-------------------------------------------------------------------------------------------------------------------------------
Fidelity Management and         Yes                           Yes, but cannot purchase closed-end     Yes
Research Company                                              funds for which Fidelity performs
                                                              pricing and bookkeeping, securities
                                                              of certain broker-dealers or
                                                              interests in hedge funds and
                                                              investment clubs
-------------------------------------------------------------------------------------------------------------------------------
Foreign & Colonial Emerging     Yes                           Yes, cannot purchase securities on a    Yes
Markets Limited                                               restricted list
-------------------------------------------------------------------------------------------------------------------------------
Frank Russell Investment        Yes                           Yes, but not in securities with         Yes
Management Company                                            pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
Franklin Portfolio Associates   Yes                           Yes, but not in securities with         Yes
LLC                                                           pending or possible client buy or
                                                              sell orders, also, certain persons
                                                              may not invest in securities of
                                                              financial services organizations
-------------------------------------------------------------------------------------------------------------------------------
Fuller & Thaler Asset           Yes                           Yes, but not in securities with         Yes
Management, Inc.                                              pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
Geewax, Terker & Company        Yes                           Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
Genesis Asset Managers Limited  Yes                           Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
GlobeFlex Capital, L.P.         Yes                           Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Asset Management  Yes                           Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
Iridian Asset Management LLC    Yes                           Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
Jacobs Levy Equity Management,  Yes                           Yes, but not in securities with         Yes
Inc.                                                          pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Investment          Yes                           Yes, but not in securities with         Yes
Management Inc.                                               pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
Lincoln Capital Management      Yes                           Yes, but not in securities with         Yes
Company                                                       pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
Marsico Capital Management      Severely restricts personal   No                                      Yes
Company, LLC                    trading except for certain
                                specific transactions such
                                as the purchase of mutual
                                fund shares, commercial
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                  paper, etc.
-------------------------------------------------------------------------------------------------------------------------------
Marvin & Palmer Associates,       Yes                         Yes                                     Yes
Inc.
-------------------------------------------------------------------------------------------------------------------------------
Mastholm Asset                    Yes                         Yes, but not in securities with         Yes
Management, LLC                                               pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
Merganser Capital                 Yes                         Yes, but may not enter into             Yes
Management L.P.                                               transactions that may result in
                                                              conflicts of interest with clients
-------------------------------------------------------------------------------------------------------------------------------
MFS Institutional Advisors,       Yes                         Yes, but not in securities with         Yes
Inc.                                                          pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
Montag & Caldwell, Inc.           Yes                         Yes, but not in securities on a         Yes
                                                              restricted stock list
-------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Investments, LP    Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
Nicholas-Applegate Capital        Yes                         Yes, but not in securities with         Yes
Management                                                    pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
Oechsle International Advisors,   Yes                         Yes, but not in securities with         Yes
LLC                                                           pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
Pacific Investment Management     Yes, but must use a         Yes, but not in securities with         Yes
Company                           registered broker for       pending or possible client buy or
                                  transactions in publicly    sell orders
                                  traded securities
-------------------------------------------------------------------------------------------------------------------------------
Peachtree Asset Management        Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
RREEF America L.L.C.              Yes                         Yes, but transactions in securities     Yes
                                                              with pending or possible client buy
                                                              or sell orders require prior approval
-------------------------------------------------------------------------------------------------------------------------------
Schroder Investment Management    Yes                         Yes, except cannot purchase             Yes
North America Limited                                         securities on a restricted list
-------------------------------------------------------------------------------------------------------------------------------
Security Capital Research &       Yes                         Yes, but not in securities with         Yes
Management Incorporated                                       pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
Sirach Capital Management, Inc.   Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
Standish Mellon Asset             Yes                         Yes, subject to blackout periods,       Yes
Management                                                    however, transactions in securities
                                                              on a restricted list, transactions in
                                                              securities of financial services
                                                              organizations and margin and option
                                                              transactions are prohibited
-------------------------------------------------------------------------------------------------------------------------------
STW Fixed Income Management       Yes                         Yes, but not in securities with         Yes
Ltd.                                                          pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
Strong Capital Management, Inc.   Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
Suffolk Capital Management, LLC   Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders or in securities of which
                                                              10% or more are held in portfolios
                                                              managed by Suffolk
-------------------------------------------------------------------------------------------------------------------------------
Systematic Financial              Yes                         Yes, but not in securities with         Yes
Management, L.P.                                              pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
TCW Investment Management         Yes                         Yes, but not in securities with         Yes
Company                                                       pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
TimesSquare Capital Management,   Yes                         Yes, but not in securities with         Yes
Inc.                                                          pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
Turner Investment Partners, Inc.  Yes                         Yes, but not in securities in which     Yes
                                                              the adviser has a long or short
                                                              position or with pending or possible
                                                              client buy or sell orders
-------------------------------------------------------------------------------------------------------------------------------
Weiss, Peck & Greer, LLC          Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
Westpeak Global Advisors, L.P.    Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------

III. The following restates the section entitled "Uninvested Cash Balances" in its entirety in the Frank Russell Investment Company Statement of Additional Information for the Fund of Funds:

     UNINVESTED CASH BALANCES. Each Underlying Fund and its money managers may elect to invest the Underlying Fund's uninvested cash balances in one or more of FRIC's money market funds. Pursuant to exemptive relief from the SEC, any investment in affiliated money market funds will not exceed 25% of the investing Underlying Funds' total assets. Those money market funds seek to maximize current income to the extent consistent with the preservation of capital and liquidity, and the maintenance of a stable $1.00 per share net asset value by investing solely in short-term money market instruments. The Underlying Funds will invest uninvested cash balances in one or more of FRIC's money market funds only so long as doing it not adversely affect the portfolio management and operations of the money market funds and FRIC's other Funds. Those money market funds and the Underlying Funds investing in them treat such investments as the purchase and redemption of money market fund shares. Any Underlying Fund investing in a money market fund pursuant to this procedure participates equally on a pro rata basis in all income, capital gains and net assets of the money market fund, and will have all rights and obligations of a shareholder as provided in FRIC's Master Trust Agreement, including voting rights. However, shares of a money market fund issued to the Underlying Funds will be voted by the Trustees of FRIC in the same proportion as the shares of the money market fund that are held by shareholders who are not Underlying Funds. In addition to the advisory and administrative fees payable by the Underlying Funds to FRIMCo, each Underlying Fund that invests its uninvested cash balances in one or more of FRIC's money market funds pursuant to the terms and conditions of an exemptive order will bear indirectly a proportionate share of that money market fund's operating expenses, which include the advisory and administrative fees that such money market fund pays to FRIMCo. Currently, the uninvested cash balances for all Underlying Funds are invested in FRIC's Money Market Fund or Tax Free Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to FRIMCo on the uninvested cash balances and collateral invested in these funds is 0.10% (net of fee waivers and reimbursements). The SEC exemptive order requires that the Underlying Funds' Board determine that the advisory fees incurred in connection with the investment of uninvested cash balances in affiliated money market funds are not for duplicative services.

IV. The following restates the section entitled "Lending Portfolio Securities" in its entirety in the "Certain Investments of the Underlying Funds" section of the Frank Russell Investment Company Statement of Additional Information for the Fund of Funds:

     LENDING PORTFOLIO SECURITIES. Cash collateral received by an Underlying Fund when it lends its portfolio securities is invested in high-quality short-term debt instruments, short-term bank collective investment and money market mutual funds (including money market funds advised by FRIMCo for which FRIMCo receives a 0.10% advisory and administrative fee, net of fee waivers and reimbursements for all Funds) and other investments meeting certain quality and maturity established by the Underlying Funds. Income generated from the investment of the cash collateral is first used to pay the rebate interest cost to the borrower of the securities then to pay for lending transaction costs, and then the remainder is divided between the Underlying Fund and the lending agent.

V. The following restates the section entitled "Money Manager Information For The Underlying Funds" for the Diversified Equity Fund in its entirety in the Frank Russell Investment Company Statement of Additional Information for the Fund of Funds:

                            MONEY MANAGER INFORMATION
                            FOR THE UNDERLYING FUNDS

                             DIVERSIFIED EQUITY FUND

     Alliance Capital Management L.P., through its Bernstein Investment Research and Management Unit, is a limited partnership the majority ownership interests in which are held by its affiliates. Alliance Capital Management Holding L.P., a publicly traded partnership, owns approximately 30% of the units representing limited partnership interests in Alliance Capital Management L.P. AXA Financial, Inc. owns approximately 2% of the outstanding units of Alliance Capital Management Holding L.P. and approximately 52% of the outstanding units of Alliance Capital Management L.P., representing an approximate 53% economic interest in Alliance Capital Management L.P. AXA Financial, Inc. is a wholly-owned subsidiary of AXA, a publicly traded financial services organization. AXA Financial, Inc.'s indirect wholly-owned subsidiary, Alliance Capital Management Corporation, is the general partner of Alliance Capital Management L.P. and Alliance Capital Management Holding L.P.

     Barclays Global Fund Advisors is a wholly-owned subsidiary of Barclays Global Investors, N.A.

     Jacobs Levy Equity Management, Inc. is owned by Bruce Jacobs and Kenneth Levy.

     Marsico Capital Management, LLC is owned 100% by Bank of America, N.A. which in turn is a wholly owned subsidiary of Bank of America Corporation, a publicly traded corporation.

     MFS Institutional Advisors, Inc. is a subsidiary of Massachusetts Financial Services Company and is an indirect wholly owned subsidiary of Sun Life Assurance Company of Canada, which is owned by Sun Life Financial Services of Canada, Inc., a publicly traded company.

     Montag & Caldwell, Inc. is a wholly-owned subsidiary of ABN AMRO Holdings N.V., a publicly traded company. Other entities in the corporate chain of control include ABN AMRO Bank N.V., ABN AMRO North America Holding Company, and Montag & Caldwell's parent company, ABN AMRO Asset Management Holdings, Inc.

     Peachtree Asset Management is a division of Smith Barney Fund Management LLC. Smith Barney Fund Management LLC is 100% owned by Salomon Smith Barney Holdings, Inc. which is a wholly owned subsidiary of Citigroup Inc.

     Strong Capital Management, Inc. is a corporation controlled by Richard S. Strong.

     Suffolk Capital Management, LLC, is a wholly-owned subsidiary of Ohio National Financial Services, Inc. Ohio National Financial Services, Inc. is wholly-owned by Ohio National Mutual Holdings, Inc. which, in turn, is wholly-owned by the policyholders of The Ohio National Life Insurance Company.

     Turner Investment Partners, Inc. is a corporation controlled by Robert E. Turner.

     Westpeak Global Advisors, L.P. ("Westpeak") is a limited partnership that is a subsidiary of CDC IXIS Asset Management North America, L.P., Boston, Massachusetts, which itself is a subsidiary of CDC IXIS Asset Management, Paris, France ("CDC IXIS AM"). CDC IXIS AM is part of the Caisse des Depots et Consignations Group, Paris, France.